Income Taxes	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income Taxes
Note 11. Income Taxes
The Company qualifies as a partnership for federal income tax purposes. Consequently, federal income taxes are not payable or provided by the Company. Members are taxed individually on their pro rata ownership share of the Company's earnings. There was no provision for income tax for the years ended December 31, 2023 and 2022 as the Company had net loss in both periods.
The following is a reconciliation of the income tax provision from the statutory federal income tax rate to the effective rate for the years ended December 31, 2023 and 2022:

	December 31,
	2023	2022
Income taxes at federal statutory rate	$—	$—
Tax on pre-tax earnings of corporate subsidiaries	(2,229)	(3,771)
Non-deductible expenses	631	3,615
Other permanent differences	(4)	82
Valuation allowance	1,602	74
Total Provision (Benefit) for Income Taxes	$—	$—
Entities within the consolidated group that are considered a corporation for federal income tax purposes, recognize deferred income tax assets and liabilities for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases using currently enacted tax rates in effect for the year in which the differences are expected to reverse. Significant components of deferred tax assets and liabilities as of December 31, 2023 and 2022 are as follows:

	December 31,
	2023	2022
Deferred Tax Assets:
Deferred lease liabilities	189	—
Sec 174 expenses	766	—
Startup costs	3,614	3,615
Accrued bonus	171	—
Accrued expenses	7	—
Loss carry-forwards	1,663	74
Total Deferred Tax Assets	$6,410	$3,689
Less: Valuation allowance	(5,910)	(3,689)
Net Deferred Tax Assets	$500	$—

Deferred Tax Liabilities:
Amortization	$(323)	$—
ROU assets	(177)	—
Total Deferred Tax Liabilities	$(500)	$—
Net Deferred Tax Assets	$—	$—
Deferred tax assets are regularly reviewed for recoverability and a valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon future taxable income during the periods in which those temporary differences become deductible. In assessing the need for a valuation allowance, management considers all available positive and negative evidence, including the ability to carryback operating losses to prior periods and the expected future utilization of net operating loss carryforwards, the reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies.
Valuation allowances are established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. The valuation allowance on deferred tax assets was $5,910 as of December 31, 2023 and $3,689 as of December 31, 2022, resulting in a net change of $2,221. The increase in valuation allowance during the period mainly relates to U.S. federal operating loss carryforwards, research and development expenses and other non-deductible expenses. As the taxable entity has historically been in a pre-tax loss position, there is insufficient projected taxable income (exclusive of reversing taxable temporary differences) or other sources of taxable income to recognize the benefit of net deferred tax assets as of the end of the year, which gives rise to need of a valuation allowance.
As of December 31, 2023, the taxable entity had net operating loss carryforwards for income tax purposes of approximately $7,920 related to federal taxes, all of which may be carried forward indefinitely.
As of December 31, 2023 and 2022, the Company had no material unrecognized income tax benefits or uncertain tax positions. Also, we do not expect to incur interest charges or penalties related to our tax positions, but if such charges or penalties are incurred, our policy is to account for interest charges as interest expense and penalties as tax expense in the consolidated statements of operations.
As of December 31, 2023, the tax years that remain open and subject to examination related to the U.S. federal return are 2023 and 2022.
Note 10. Income Taxes
For the six months ended June 30, 2024, no income tax provision was recorded due to maintenance of a full valuation allowance against net deferred tax assets as of December 31, 2023 due to the Company’s history of losses and the Company’s belief that it is not more likely than not that the benefit will be realized. There was no income tax effect for the six months ended June 30, 2023. The effective tax rate was zero for the six months ended June 30, 2024 and 2023.